Directors Loans (Tables)	9 Months Ended
Dec. 31, 2023
Directors Loans
Schedule of unsecured loans payable
	Nine months ended	Year ended
	December 31, 2023	March 31, 2023
	($)	($)
Opening balance	648,005	644,642
Principal advances	-	350,000
Principal repayment	-	(350,000)
Transaction costs	-	(99,191)
Amortization of transaction costs	99,143	102,554
Closing balance	747,148	648,005

Schedule of Non-Current Portion

	Nine months ended	Year ended
	December 31, 2023	March 31, 2023
	($)	($)
Non-current portion	747,148	648,005
Total	747,148	648,005

Schedule of Finance Expenses

Finance expenses	Nine months ended December 31,
	2023	2022
	($)	($)
Interest on loan	75,342	99,574
Amortization of transaction costs	99,143	74,485
Total	174,485	174,059